February 7, 2007

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Momenta Pharmaceuticals, Inc.
Amendment No. 1 to Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Momenta Pharmaceuticals, Inc. (the “Company”) is Amendment No. 1 to Registration Statement on Form S-3 for the purpose of registering with the Commission under the Securities Act of 1933, as amended (the “Securities Act”), securities of the Registrant which may be issued from time to time on a delayed or continuous basis pursuant to Rule 415 under the Securities Act at an aggregate initial offering price not to exceed $150,000,000.

This filing is being effected by direct transmission to the Commission’s EDGAR System.  In connection with the initial filing of the Company’s Registration Statement on Form S-3 on January 26, 2007, the Company caused the filing fee of $16,050 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

Please contact the undersigned or Philip P. Rossetti of this firm at (617) 526-6439 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Tod K. Reichert

Tod K. Reichert

cc:                                 Craig A. Wheeler

Lisa Carron Shmerling, Esq.